Income Tax Expense - Unused Tax Loss Carryforwards and Unused Tax Credit Carryforwards Which are Not Recognized as Deferred Tax Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	₩ 1,042,063	₩ 1,023,907
Unused tax credit carryforwards	1,037	₩ 1,192
Less than 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	79,725
Unused tax credit carryforwards	20
1 ~ 2 years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	88,794
Unused tax credit carryforwards	172
2 ~ 3 years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	70,834
Unused tax credit carryforwards	116
More than 3 years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	802,710
Unused tax credit carryforwards	₩ 729